UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 1999
Check here if Amendment [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive
		Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required item, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne		Beverly Hills, CA		November 2, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMNINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	94

Form 13F Information Table Value Total:	$150,075
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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR Corp                       COM              001765106      556    10200 SH       SOLE                    10200
AON Corporation                COM              037389103      278     9408 SH       SOLE                     9408
AT&T                           COM              001957109      362     8317 SH       SOLE                     8317
AXA Financial (frmly Equitable COM              29444G107     1197    21450 SH       SOLE                    21450
Aegon N V-ADR                  COM              007924103      231     2675 SH       SOLE                     2675
America Online                 COM              02364j104     1561    15000 SH       SOLE                    15000
American Express Companies     COM              025816109      675     5000 SH       SOLE                     5000
American General Corp          COM              026351106     1564    24732 SH       SOLE                    24732
Apple Computers Inc            COM              037833100     1779    28100 SH       SOLE                    28100
Authentic Fitness Corp         COM              052661105      351    20000 SH       SOLE                    20000
BP Amoco PLC Spons ADR         COM              055622104      645     5821 SH       SOLE                     5821
Bank of America (New)          COM              06605F102      302     5431 SH       SOLE                     5431
BankBoston                     COM              06605R106     1442    33256 SH       SOLE                    33256
Barnes & Noble Inc             COM              067774109      884    34000 SH       SOLE                    34000
BellSouth Corp                 COM              079860102     1174    26092 SH       SOLE                    26092
Berkshire Hathaway Cl B        COM              084670207      767      413 SH       SOLE                      413
Boeing Co                      COM              097023105     1623    38080 SH       SOLE                    38080
Bristol Myers                  COM              110122108     6297    93296 SH       SOLE                    93296
Cendant Corp.                  COM              151313103     1122    63214 SH       SOLE                    63214
Chase Manhattan Bank (New)     COM              16161A108     1913    25374 SH       SOLE                    25374
Cheung Kong Holding            COM              166744201      247    30000 SH       SOLE                    30000
Chevron Corp                   COM              166751107     2320    26144 SH       SOLE                    26144
Circuit City Stores - Circuit  COM              172737108      380     9000 SH       SOLE                     9000
Cisco Systems Inc              COM              17275R102     1723    25125 SH       SOLE                    25125
CitiGroup Inc.                 COM              13218P105     2796    63553 SH       SOLE                    63553
Clear Channel Communications,  COM              184502102      431     5400 SH       SOLE                     5400
Coca-Cola Co                   COM              191216100     2332    48333 SH       SOLE                    48333
Dell Computer Corp.            COM              247025109     1062    25400 SH       SOLE                    25400
Delta Airlines                 COM              247361108      377     7780 SH       SOLE                     7780
Donaldson, Lufkin & Jenrette,  COM              257661108     1582    40000 SH       SOLE                    40000
Enron Corp.                    COM              293561106      328     8000 SH       SOLE                     8000
Exxon Corporation              COM              302290101     3249    42752 SH       SOLE                    42752
Federal Home Loan              COM              313400301     8562   164660 SH       SOLE                   164660
Federal National Mortage Assn  COM              313586109     1001    15970 SH       SOLE                    15970
Federated Department Stores In COM              31410H101     1128    25813 SH       SOLE                    25813
First Union Real Estate        COM              337400105      449    89880 SH       SOLE                    89880
Firstar Corp. (frmly Mercantil COM              33763V109      209     8169 SH       SOLE                     8169
Ford Motor Cp DE               COM              345370100     1246    24792 SH       SOLE                    24792
Freeport McMoran Copper & Gold COM              35671D857      279    17904 SH       SOLE                    17904
General Electric               COM              369604103     9346    78828 SH       SOLE                    78828
General Motors Class H New     COM              370442832      717    12518 SH       SOLE                    12518
Gillette Company               COM              375766102     1391    40988 SH       SOLE                    40988
Globalstar Telecommunications  COM              3930H1047      644    28000 SH       SOLE                    28000
Heinz (H.J.)                   COM              423074103      413     9600 SH       SOLE                     9600
Hewlett Packard Co             COM              428236103     3423    37720 SH       SOLE                    37720
High Yield Plus Fund           COM              429906100       72    10000 SH       SOLE                    10000
ITC Deltacom Inc. Com          COM              45031T104      649    23600 SH       SOLE                    23600
Icos Corp New                  COM              449295104      236     8000 SH       SOLE                     8000
Intel Corp                     COM              458140100     5649    76020 SH       SOLE                    76020
International Business Machine COM              459200101     7036    58148 SH       SOLE                    58148
Johnson & Johnson              COM              478160104     1769    19252 SH       SOLE                    19252
Kimberly-Clark                 COM              494368103     2194    41600 SH       SOLE                    41600
Loews Cos.                     COM              540424108     4164    59328 SH       SOLE                    59328
Loral Space & Communications L COM              G56462107      344    20000 SH       SOLE                    20000
Lucent Technologies, Inc. (AT& COM              549463107      805    12416 SH       SOLE                    12416
M&F Worldwide                  COM              552541104      604    75500 SH       SOLE                    75500
MCI Worldcom Inc GA            COM              55268B106      262     3650 SH       SOLE                     3650
May Department Stores Comp     COM              577778103     6464   177389 SH       SOLE                   177389
McDonald's Corp                COM              580135101     1434    33160 SH       SOLE                    33160
Mead Corp Com                  COM              582834107      251     7300 SH       SOLE                     7300
Meadowbrook Golf Inc           COM              583195102     1614   587050 SH       SOLE                   587050
Merck & Co.                    COM              589331107     8678   133900 SH       SOLE                   133900
Microsoft Corp                 COM              594918104     1087    12000 SH       SOLE                    12000
Mobil Corp                     COM              607059102      908     9012 SH       SOLE                     9012
Motorola Inc.                  COM              620076109     1275    14484 SH       SOLE                    14484
Mueller Industries Inc         COM              624756102     1158    39000 SH       SOLE                    39000
NTL Inc.                       COM              629407107      288     3000 SH       SOLE                     3000
Park Place Entertainment Corp( COM              700690100      419    33488 SH       SOLE                    33488
Payless Shoesource Inc         COM              704379106     1095    21676 SH       SOLE                    21676
PepsiCo                        COM              713448108     1019    33400 SH       SOLE                    33400
Pfizer, Inc.                   COM              717081103     3887   108340 SH       SOLE                   108340
Philip Morris Companies        COM              718154107     2027    59280 SH       SOLE                    59280
Providian Corp                 COM              74406A102      356     4500 SH       SOLE                     4500
Raytheon Co. CL A (GM Spinnoff COM              755111309      346     7131 SH       SOLE                     7131
Reuters Group PLC Spons ADR    COM              76132m102      838     9502 SH       SOLE                     9502
Revlon Inc Cl A                COM              761525500      383    21000 SH       SOLE                    21000
Royal Dutch Petroleum NV ADR   COM              780257804     1984    33600 SH       SOLE                    33600
SBC Communications Inc         COM              78387G103      776    15198 SH       SOLE                    15198
Singapore Airlines             COM              870794302     1221   123600 SH       SOLE                   123600
Sun Microsystems               COM              866810104     1600    17200 SH       SOLE                    17200
Swire Pacific Ltd Spons ADR Rp COM              870794302      205    40000 SH       SOLE                    40000
Texaco Inc                     COM              881694103     2945    46656 SH       SOLE                    46656
Time Warner                    COM              887315109     1704    28050 SH       SOLE                    28050
U.S. Bancorp (Formerly First B COM              902973106     3966   131367 SH       SOLE                   131367
USA Networks Inc (formerly HSN COM              902984103      473    12200 SH       SOLE                    12200
Univision                      COM              914906102      814    10000 SH       SOLE                    10000
Viacom Inc Cl B                COM              925524308     1943    46000 SH       SOLE                    46000
WalMart Stores                 COM              931142103      243     5100 SH       SOLE                     5100
Walt Disney Co.                COM              254687106     1325    50958 SH       SOLE                    50958
Warnaco Group, Inc             COM              934390105      232    12700 SH       SOLE                    12700
Warner Lambert Co Com          COM              934488107      717    10800 SH       SOLE                    10800
Washington Mutual              COM              939322103      439    15000 SH       SOLE                    15000
Waste Management, Inc.         COM              94106L109      327    16971 SH       SOLE                    16971
News Corp Ltd ADR Voting Shs P PRD              652487802     1490    55817 SH       SOLE                    55817